CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
NET INCOME (LOSS)	$ 268,343	$ (5,813,891)
Other Comprehensive Loss Company's Portion of Hong Kong Joint Venture's Other Comprehensive Loss:
Currency translation loss		(134,151)
Unrealized loss on investment securities		(50,397)
Less: Reclassification adjustment for net gain included in loss		(427,208)
Total Other Comprehensive Loss		(611,756)
COMPREHENSIVE INCOME (LOSS)	$ 268,343	$ (6,425,647)